Summary of Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Accounting Policies [Abstract]
Schedule of Depreciation of Estimated Useful Lives

Depreciation is calculated using the straight-line method over the estimated useful lives of the respective assets are as follows.

Furniture and office equipment	7 years
Research and development equipment	3 to 7 years
Information technology equipment	5 years
Software	3 years

Schedule of Revenues Disaggregated by Revenue Source and Geographical Location

The following table presents our revenues disaggregated by revenue source and geographical location. Sales and usage-based taxes are included as a component of revenues for the nine-months ended:

		September 30, 2019	September 30, 2018
Geographical area	Source	(Unaudited)	(Unaudited)
United States	Nutraceuticals	$439,505	$1,118,486
Hong Kong	Nutraceuticals	$-	$16,413

The following table presents our revenues disaggregated by revenue source and geographical location. Sales and usage-based taxes are included as a component of revenues for the years ended December 31:

Geographical area	Source	2018	2017
United States	Nutraceuticals	$1,494,462	$610,323
Hong Kong	Nutraceuticals	$16,413	$-